Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (Loss) ($)
2025	2,300,455	9,202,304	1,217,087	3,783,341	143	(170,370,000)
2024	2,005,432	1,859,722	1,118,479	1,062,307	42	(56,528,000)
2023	2,095,988	1,592,883	1,309,364	1,205,267	42	(179,817,000)

Named Executive Officers, Footnote	The PEO in all reporting years is Faheem Hasnain. The non-PEO NEOs in the 2025 reporting year are Bryan Giraudo and Robert Smith. The non-PEO NEOs in the 2024 reporting year are Bryan Giraudo and Richard Aranda, M.D. The non-PEO NEOs in the 2023 reporting year are Bryan Giraudo and Robert Smith.
PEO Total Compensation Amount	$ 2,300,455	$ 2,005,432	$ 2,095,988
PEO Actually Paid Compensation Amount	$ 9,202,304	1,859,722	1,592,883
Adjustment To PEO Compensation, Footnote	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2023		2024		2025
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,185,725)	$(887,420)	$(1,043,438)	$(409,922)	$(1,392,006)	$(546,860)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,163,964	697,241	914,944	359,442	4,195,730	1,648,323
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(454,994)	(64,086)	(53,304)	(14,259)	3,514,536	1,205,319
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(26,350)	57,086	36,087	8,567	583,589	259,472
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(48,564)	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	141,646	—	—	—	—
TOTAL ADJUSTMENTS	$(503,105)	$(104,097)	$(145,711)	$(56,172)	$6,901,849	$2,566,254
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes and Monte Carlo option pricing models. These models use both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options (other than Mr. Hasnain’s performance-based options) included in the adjustments calculation are as follows:

Year	2023	2024	2025
Volatility	62.34 - 131.17%	101.12 - 134.90%	86.34 - 134.90%
Expected life (in years)	1.96 - 6.01 years	2.08 - 5.08 years	2.08 - 5.08 years
Expected dividend yield	—%	—%	—%
Risk-free rate	3.37 - 5.04%	3.42 - 4.85%	3.47 - 4.42%
The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2025, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2025 of $3.10; a four-year continuously compounded equivalent risk-free rate of 3.64%; an expected stock price volatility of 110.21%; a dividend yield of 0%; and an expected term of approximately 4 years. The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2024, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2024 of $0.90; a five-year continuously compounded equivalent risk-free rate of 4.38%; an expected stock price volatility of 101.19%; a dividend yield of 0%; and an expected term of approximately five years. The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2023, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2023 of $0.91; a six-year continuously compounded equivalent risk-free rate of 3.86%; an expected stock price volatility of 103.89%; a dividend yield of 0%; and an expected term of approximately six years.
The fair value of RSUs reported for CAP purposes in the Adjustments table is estimated using the closing price per share of our Common Stock on the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,217,087	1,118,479	1,309,364
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,783,341	1,062,307	1,205,267
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2023		2024		2025
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,185,725)	$(887,420)	$(1,043,438)	$(409,922)	$(1,392,006)	$(546,860)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,163,964	697,241	914,944	359,442	4,195,730	1,648,323
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(454,994)	(64,086)	(53,304)	(14,259)	3,514,536	1,205,319
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(26,350)	57,086	36,087	8,567	583,589	259,472
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(48,564)	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	141,646	—	—	—	—
TOTAL ADJUSTMENTS	$(503,105)	$(104,097)	$(145,711)	$(56,172)	$6,901,849	$2,566,254
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes and Monte Carlo option pricing models. These models use both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options (other than Mr. Hasnain’s performance-based options) included in the adjustments calculation are as follows:

Year	2023	2024	2025
Volatility	62.34 - 131.17%	101.12 - 134.90%	86.34 - 134.90%
Expected life (in years)	1.96 - 6.01 years	2.08 - 5.08 years	2.08 - 5.08 years
Expected dividend yield	—%	—%	—%
Risk-free rate	3.37 - 5.04%	3.42 - 4.85%	3.47 - 4.42%
The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2025, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2025 of $3.10; a four-year continuously compounded equivalent risk-free rate of 3.64%; an expected stock price volatility of 110.21%; a dividend yield of 0%; and an expected term of approximately 4 years. The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2024, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2024 of $0.90; a five-year continuously compounded equivalent risk-free rate of 4.38%; an expected stock price volatility of 101.19%; a dividend yield of 0%; and an expected term of approximately five years. The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2023, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s Common Stock price as of December 31, 2023 of $0.91; a six-year continuously compounded equivalent risk-free rate of 3.86%; an expected stock price volatility of 103.89%; a dividend yield of 0%; and an expected term of approximately six years.
The fair value of RSUs reported for CAP purposes in the Adjustments table is estimated using the closing price per share of our Common Stock on the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP and the company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2023, 2024 and 2025:

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income (Loss)
The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the company’s Net Income (Loss) for the fiscal years ended December 31, 2023, 2024 and 2025:

Total Shareholder Return Amount	$ 143	42	42
Net Income (Loss)	$ (170,370,000)	$ (56,528,000)	$ (179,817,000)
PEO Name	Faheem Hasnain	Faheem Hasnain	Faheem Hasnain
Fair Value Assumptions, Volatility Rate, Minimum	86.34%	101.12%	62.34%
Fair Value Assumptions, Volatility Rate, Maximum	134.90%	134.90%	131.17%
Fair Value Assumptions, Expected Term, Minimum	2 years 29 days	2 years 29 days	1 year 11 months 15 days
Fair Value Assumptions, Expected Term, Maximum	5 years 29 days	5 years 29 days	6 years 3 days
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.42%	4.85%	3.37%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.47%	3.42%	5.04%
Fair Value Assumptions, Common Stock Price	$ 3.10	$ 0.90	$ 0.91
Fair Value Assumptions, Risk Free Interest Rate	3.64%	4.38%	3.86%
Fair Value Assumptions, Volatility Rate	110.21%	101.19%	103.89%
Fair Value Assumptions, Expected Term	4 years	5 years	6 years
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,901,849	$ (145,711)	$ (503,105)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,392,006)	(1,043,438)	(1,185,725)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,195,730	914,944	1,163,964
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,514,536	(53,304)	(454,994)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	583,589	36,087	(26,350)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,566,254	(56,172)	(104,097)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,860)	(409,922)	(887,420)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,648,323	359,442	697,241
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,319	(14,259)	(64,086)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,472	8,567	57,086
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(48,564)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 141,646